Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 688,366	$ 200,332
Goodwill	3,172,550	760,744
Total	3,860,916	961,076	$ 72,187
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	148,399	70,854
Total	148,399	70,854	0
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	170,703	22,544
Total	170,703	22,544	$ 22,544
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	71,568	9,331
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	209,328	95,471
Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,602	2,132
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	70,114	0
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	16,652	0
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	735,515	204,588
Goodwill	3,172,550	760,744
Total	3,908,065	965,332
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	148,399	70,854
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	170,703	22,544
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	86,278	11,555
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	227,916	97,414
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,895	2,221
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	82,500	0
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	17,824	0
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(47,149)	(4,256)
Goodwill	0	0
Total	(47,149)	(4,256)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(14,710)	(2,224)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(18,588)	(1,943)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(293)	(89)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(12,386)	0
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,172)	$ 0